Investment In Oxford City Football Club (Trading) Limited	12 Months Ended
Jun. 30, 2014
Investment In Oxford City Football Club (Trading) Limited [Abstract]
INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED
6.	INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED

Carrying Value of Investment

Carrying value of investment on June 30, 2013	$162,814
Gain on remeasurement of equity investment	10,600
Elimination of inter-company advances on consolidation of Oxford City Football Club (Trading) Limited on July 1, 2013	(173,414)
Carrying value of investment on June 30, 2014	$—